Expense Example {- Equity-Income Portfolio} - 02.28 VIP Equity-Income Portfolio Investor PRO-09 - Equity-Income Portfolio - VIP Equity-Income Portfolio-Investor VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 61
3 years	192
5 years	335
10 years	$ 750